Stockholders’ Deficiency (Details) - Schedule of Common Share Option Activity - Previously Reported [Member] - USD ($)			12 Months Ended
		Dec. 31, 2021	Dec. 31, 2023		Dec. 31, 2022
ACI Canada Legacy Performance Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options , Options exercisable			256,042
Weighted Average Exercise Price, Options exercisable			$ 0.22
Weighted Average Remaining Contractual Life (Years), Options exercisable,			4 years 5 months 19 days
Aggregate Intrinsic Value, Options exercisable	[1]		$ 3,030,650
Number of Options , Cancelled					(2,800)
Weighted Average Exercise Price, Cancelled					$ 0.25
Weighted Average Remaining Contractual Life (Years), Cancelled
Number of Options , Exercised			(108,000)		(14,000)
Weighted Average Exercise Price, Exercised			$ 0.25		$ 0.25
Weighted Average Remaining Contractual Life (Years), Exercised
Number of Options, Balance			272,842		380,842
Weighted Average Exercise Price, Balance		$ 0.23	$ 0.22		$ 0.23
Weighted Average Remaining Contractual Life (Years), Balance		6 years 8 months 4 days	4 years 6 months 3 days		5 years 10 months 28 days
Aggregate Intrinsic Value, Balance	[1]	$ 2,073,837	$ 3,228,973		$ 1,986,561
Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted			647,600		46,800
Weighted Average Exercise Price, Granted			$ 4.16		$ 15.36
Weighted Average Remaining Contractual Life (Years), Granted
Number of Options , Options exercisable			322,026
Weighted Average Exercise Price, Options exercisable			$ 4.65
Weighted Average Remaining Contractual Life (Years), Options exercisable,			9 years 25 days
Aggregate Intrinsic Value, Options exercisable	[2]		$ 2,519,350
Number of Options, Expired			(30,911)		(35,800)
Weighted Average Exercise Price, Expired			$ 25.34		$ 24.29
Weighted Average Remaining Contractual Life (Years), Expired
Number of Options , Exercised			(10,045)	[3]	(2,660)
Weighted Average Exercise Price, Exercised			$ 4.16	[3]	$ 13.18
Weighted Average Remaining Contractual Life (Years), Exercised				[3]
Number of Options, Balance		211,903	826,887		220,243
Weighted Average Exercise Price, Balance		$ 20.86	$ 4.44		$ 18.12
Weighted Average Remaining Contractual Life (Years), Balance		9 years 2 months 19 days	9 years 25 days		8 years 5 months 19 days
Aggregate Intrinsic Value, Balance	[2]	$ 1,774,312	$ 6,647,836

[1]	The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share on December 31, 2023 and 2022. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on December 31, 2023, and 2022.
[2]	The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share on December 31, 2023, and 2022. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on December 31, 2023 and 2022.
[3]	In accordance with the Company’s 2023 Option Plan, option holders exercised 10,045 Common Share options on a cashless basis (net exercise) for the issuance of 6,600 Common Shares.